Key Sources of Estimation Uncertainty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key Sources of Estimation Uncertainty (Textual)
Buildings, machinery and equipment estimated useful lives	5 to 20 years
Level 2 of fair value hierarchy [member]
Key Sources of Estimation Uncertainty (Textual)
Estimation of acquisition cost of land use right			$ 5,154,034
Fair value estimated cost			379,971
Estimation of construction prepayment			1,317,295
Impairment to carrying value down to management		$ 0
Level 3 of fair value hierarchy [member]
Key Sources of Estimation Uncertainty (Textual)
Impairment losses			1,248,039
Estimation of construction prepayment			7,160,523
Impairment to carrying value down to management	$ 0		$ 0
Acquisition of Land Rights [Member]
Key Sources of Estimation Uncertainty (Textual)
Impairment losses		4,659,838
Land [member]
Key Sources of Estimation Uncertainty (Textual)
Impairment losses		$ 6,989,200